SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Operating Leases As Lessee
Cash paid for amounts included in the measurement of lease liabilities	$ 323,765	$ 354,198	$ 739,017	$ 732,781	$ 693,087
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	21,971		2,224,004	45,097	2,940,255
Remeasurement of the lease liabilities and right-of-use assets due to lease modifications		$ 232,180	$ 446,097
Weighted average remaining lease term (years)	2 years 2 months 19 days	2 years 4 months 24 days	2 years 7 months 17 days	2 years 10 months 20 days	3 years 7 months 24 days
Weighted average discount rate (per annum)	2.00%	2.00%	2.00%	2.00%	2.00%